UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS (USED IN)/PROVIDED BY OPERATING ACTIVITIES
Loss before tax		$ (223,928)	$ (77,758)
Adjustments for:
Finance income		(22,489)	(30,919)
Finance costs		10,283	10,959
Provision for inventory reserve		(4,866)	6,425
Loss on asset impairment		970	0
Depreciation of property, plant and equipment		4,567	5,576
Loss on disposal of property, plant and equipment		250	2
Amortization of intangible assets		228	1,251
Depreciation of right-of-use assets		6,258	4,264
Fair value gains on financial assets measured at fair value through profit or loss		0	(201)
Foreign currency exchange loss/(gain), net		165,185	(60,704)
Equity-settled share-based compensation expense		34,643	40,442
Deferred government grant		(277)	(293)
Cash flows provided by (used in) operations before changes in working capital		(29,176)	(100,956)
(Increase)/decrease in trade receivables		(20,280)	86,977
Increase in prepayments, other receivables and other assets		(84,418)	(30,341)
Decrease/(increase) in other non-current assets		771	(112)
Government grant received		995	85
Increase in collaboration inventories		(6,020)	(5,862)
Increase in trade payables	[1]	36,035	20,842
(Decrease)/increase in other payables and accruals	[1]	(17,762)	46,129
Decrease in other non-current liabilities		0	(56)
Decrease in contract liabilities, net		(18,502)	(20,467)
Increase in pledged deposits, net		0	(71)
Cash used in operations		(138,357)	(3,832)
Interest income received		37,905	19,285
Income tax paid		(15,167)	(847)
Interest on lease payments		(1,177)	(739)
Net cash (used in)/provided by operating activities		(116,796)	13,867
CASH FLOWS PROVIDED BY/(USED IN) INVESTING ACTIVITIES
Purchase of property, plant and equipment		(11,226)	(9,662)
Prepayment to collaborator for collaboration assets		(21,659)	(33,695)
Purchase of financial assets measured at fair value through profit or loss		0	(150,560)
Cash received from withdrawal of financial assets measured at fair value through profit or loss		0	108,163
Cash receipts of investment income		0	1,846
Addition in time deposits		(4,150,000)	(2,194,188)
Decrease in time deposits		4,274,000	1,186,317
Net cash provided by/(used in) investing activities		91,115	(1,091,779)
CASH FLOWS (USED IN)/PROVIDED BY FINANCING ACTIVITIES
Proceeds from exercise of share options		1,717	3,704
Principal portion of lease payments		(2,040)	(1,918)
Net cash (used in)/provided by financing activities		(323)	1,786
NET DECREASE IN CASH AND CASH EQUIVALENTS		(26,004)	(1,076,126)
Effect of foreign exchange rate changes, net		5,841	(334)
Cash and cash equivalents at beginning of year		286,749	1,277,713
CASH AND CASH EQUIVALENTS AT END OF PERIOD		266,586	201,253
Analysis of balances of cash and cash equivalents
Cash and bank balances		967,625	1,254,469
Less: Pledged deposits		70	431
Time deposits		700,969	1,052,785
Cash and cash equivalents as stated in the statement of financial position		266,586	201,253
Cash and cash equivalents as stated in the statement of cash flows		$ 266,586	$ 201,253

[1]	Certain prior year amounts have been reclassified between increase in trade payables and (decrease)/increase in other payables and accruals for comparative purposes